UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Target 2012 Fund

	Shares	Value ($)

Common Stocks 34.6%
Consumer Discretionary 3.5%
Automobiles 0.3%
Toyota Motor Corp. (ADR)	1,590	187,620
Hotels Restaurants & Leisure 0.7%
McDonald’s Corp.	7,550	316,496
Starwood Hotels & Resorts Worldwide, Inc.	2,040	121,870

		438,366
Media 0.9%
Comcast Corp. “A”*	1,900	77,273
McGraw-Hill Companies, Inc.	730	46,844
News Corp. “A”	10,240	213,504
Omnicom Group, Inc.	1,430	145,074
Walt Disney Co.	2,690	84,627

		567,322
Multiline Retail 0.8%
Federated Department Stores, Inc.	4,550	199,790
J.C. Penney Co., Inc.	3,790	285,122

		484,912
Specialty Retail 0.4%
Best Buy Co., Inc.	1,720	95,030
Staples, Inc.	6,140	158,351

		253,381
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	5,350	212,074
Consumer Staples 3.3%
Beverages 0.9%
PepsiCo, Inc.	8,390	532,261
Food & Staples Retailing 0.4%
Walgreen Co.	5,390	235,435
Food Products 0.2%
Dean Foods Co.*	3,400	142,426
Household Products 1.2%
Procter & Gamble Co.	11,900	754,341
Tobacco 0.6%
Altria Group, Inc.	4,420	359,479
Energy 3.3%
Energy Equipment & Services 0.6%
Cameron International Corp.*	3,490	174,849
Schlumberger Ltd.	2,920	184,194

		359,043
Oil, Gas & Consumable Fuels 2.7%
ExxonMobil Corp.	8,084	577,359
Hess Corp.	2,510	106,424
Marathon Oil Corp.	2,360	203,904

Occidental Petroleum Corp.	5,860	275,068
Total SA (ADR)	3,770	256,888
Valero Energy Corp.	4,530	237,055

		1,656,698
Financials 7.7%
Capital Markets 3.2%
Bank of New York Co., Inc.	12,600	433,062
Lehman Brothers Holdings, Inc.	4,820	375,189
Mellon Financial Corp.	1,920	74,496
Merrill Lynch & Co., Inc.	3,540	309,467
Morgan Stanley	2,630	201,011
The Goldman Sachs Group, Inc.	1,450	275,195
UBS AG (Registered)	5,020	300,397

		1,968,817
Commercial Banks 1.8%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	1,670	131,513
US Bancorp	1,560	52,790
Wachovia Corp.	8,320	461,760
Wells Fargo & Co.	12,750	462,697

		1,108,760
Consumer Finance 0.3%
SLM Corp.	3,000	146,040
Diversified Financial Services 1.3%
Bank of America Corp.	9,810	528,465
JPMorgan Chase & Co.	2,640	125,241
Moody’s Corp.	1,900	125,970

		779,676
Insurance 1.1%
American International Group, Inc.	5,490	368,763
Loews Corp.	2,100	81,732
MetLife, Inc.	4,250	242,803

		693,298
Health Care 4.3%
Biotechnology 0.2%
Amgen, Inc.*	1,700	129,047
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	10,360	476,249
C.R. Bard, Inc.	2,190	179,493

		655,742
Health Care Providers & Services 1.0%
Cardinal Health, Inc.	1,940	126,973
UnitedHealth Group, Inc.	6,100	297,558
WellPoint, Inc.*	2,430	185,458

		609,989
Life Sciences Tools & Services 0.5%
Fisher Scientific International, Inc.*	3,530	302,239
Pharmaceuticals 1.5%
Abbott Laboratories	2,150	102,147
AstraZeneca PLC (ADR)	1,050	61,635
Johnson & Johnson	3,018	203,413
Merck & Co., Inc.	970	44,057
Novartis AG (ADR)	4,410	267,819
Sanofi-Aventis (ADR)	1,200	51,228
Wyeth	4,240	216,367

		946,666

Industrials 3.7%
Aerospace & Defense 1.1%
Boeing Co.	2,530	202,046
Honeywell International, Inc.	8,580	361,390
United Technologies Corp.	1,870	122,896

		686,332
Electrical Equipment 0.4%
Emerson Electric Co.	2,480	209,312
Industrial Conglomerates 1.8%
General Electric Co.	23,620	829,298
Tyco International Ltd.	9,830	289,297

		1,118,595
Machinery 0.4%
PACCAR, Inc.	4,240	251,050
Information Technology 5.3%
Communications Equipment 1.6%
Cisco Systems, Inc.*	26,370	636,308
Motorola, Inc.	8,070	186,094
QUALCOMM, Inc.	3,450	125,546

		947,948
Computers & Peripherals 0.6%
Apple Computer, Inc.*	3,020	244,862
International Business Machines Corp.	1,270	117,259

		362,121
Internet Software & Services 0.3%
eBay, Inc.*	6,380	204,989
IT Services 0.6%
Automatic Data Processing, Inc.	6,820	337,181
Semiconductors & Semiconductor Equipment 0.7%
Applied Materials, Inc.	10,290	178,943
ASML Holding NV (NY Registered Shares)*	9,280	211,955
Maxim Integrated Products, Inc.	2,220	66,622

		457,520
Software 1.5%
Adobe Systems, Inc.*	3,540	135,405
Electronic Arts, Inc.*	1,580	83,566
Microsoft Corp.	15,620	448,451
Symantec Corp.*	13,980	277,363

		944,785
Materials 1.0%
Chemicals 0.3%
Monsanto Co.	2,050	90,651
PPG Industries, Inc.	1,210	82,764

		173,415
Metals & Mining 0.5%
Companhia Vale do Rio Doce (ADR)	3,260	82,934
Rio Tinto PLC (ADR)	938	207,664

		290,598
Paper & Forest Products 0.2%
Weyerhaeuser Co.	2,490	158,339
Telecommunication Services 1.2%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	12,860	440,455

Verizon Communications, Inc.	3,500	129,500

		569,955
Wireless Telecommunication Services 0.3%
American Tower Corp. “A”*	4,140	149,123
Utilities 1.3%
Electric Utilities 0.9%
Allegheny Energy, Inc.*	4,590	197,507
Entergy Corp.	1,100	94,413
Exelon Corp.	3,410	211,352

		503,272
Independent Power Producers & Energy Traders 0.4%
TXU Corp.	3,930	248,101

Total Common Stocks (Cost $17,396,131)		21,136,268
	Principal Amount ($)	Value ($)

US Treasury Obligations 65.8%
US Treasury STRIPS 5.316%**, 2/15/2012 (Cost $38,674,228)	51,048,000	40,259,056

	Contracts	Value ($)
Put Options Purchased 0.0%
Lehman Brothers Holdings, Inc., expiring 11/18/2006, Strike Price $70.0	44	880
Merrill Lynch & Co., Inc., expiring 11/18/2006, Strike Price $75.0	41	205
Morgan Stanley, expiring 11/18/2006, Strike Price $70.0	38	760
The Goldman Sachs Group, Inc., expiring 11/18/2006, Strike Price $165.0	20	300

Total Put Options Purchased (Cost $26,934)		2,145
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 56,097,293)	100.4	61,397,469
Other Assets and Liabilities, Net	(0.4)	(218,287)

Net Assets	100.0	61,179,182

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006